Share-based payments - Disclosure of reconciliation of AGAs (Details) - Total AGAs - shares	3 Months Ended	124 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)	8,395,678
Number of instruments issued (in shares)	460,845	11,171,743
Number of instruments lapsed (in shares)	(21,000)
Number of instruments vested (in shares)	(752,236)
Number of instruments outstanding, ending balance (in shares)	8,083,287	8,083,287